Note 13 - Supplemental Cash Flow Information and Non-cash Activity	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]

(13)   Supplemental Cash Flow Information and Non-Cash Activity

Supplemental disclosure of cash flow information follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Cash paid during the period for:
Interest	$12,520	$12,381	$12,463
Income taxes	8,156	11,065	3,260
Non-cash items from investing and financing activities:
Purchase of computer equipment financed through capital leases	—	—	3,297
Investment in multi-client data library financed through trade payables and accruals	—	6,649	4,956

The following table is a reconciliation of cash, cash equivalent and restricted cash:

	December 31,
	2020	2019	2018

	(In thousands)
Cash and cash equivalents	$37,486	$33,065	$33,551
Restricted cash included in prepaid expenses and other current assets	2,327	53	—
Restricted cash included in other long-term assets	—	—	303
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	$39,813	$33,118	$33,854